1339947

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06064461

RECD S.E.C.
DEC 2 2 2006
1086

1-32686

December 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Viacom Inc., 6.85% Senior Notes due 2055 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 22, 2006. Tentative listing date – December 26, 2006.

Sincerely,

PROCESSED
DEC 2 7 2006
THOMSON
FINANCIAL